Finance Costs	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
FINANCE COSTS
14.	FINANCE COSTS

	Year ended December 31,
	2019	2018	2017
Interest expenses on bank borrowings
wholly repayable within one year	67,203	96,444	96,385

Bank borrowings interests are charged at a rate of 6.09% per annum for the bank loan that was fully repaid in 2019.